Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	M Fund, Inc.
Entity Central Index Key	0000948258
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 21, 2023
Document Effective Date	May 01, 2023
Prospectus Date	May 01, 2023
M International Equity Fund | M International Equity Fund
Prospectus:
Trading Symbol	MBEQX
M Large Cap Growth Fund | M Large Cap Growth Fund
Prospectus:
Trading Symbol	MTCGX
M Capital Appreciation Fund | M Capital Appreciation Fund
Prospectus:
Trading Symbol	MFCPX
M Large Cap Value Fund | M Large Cap Value Fund
Prospectus:
Trading Symbol	MBOVX